Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Generation Concession Agreement In Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	R$ 1,303,158	R$ 1,530,777
Effect of acquisition of control		0
Technical goodwill arising from the business combination		0
Grant Bonus	4,073,915
ANEEL grant - use of public property	205,201	0
Amortization of quotas - concession and authorization	(230,680)	(228,513)
Capitalizations for intangible in service		894
Reclassification	(30,674)
Intangible assets, ending	5,320,920	1,303,158
Generation Concession Agreement In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0	0
Effect of acquisition of control		0
Technical goodwill arising from the business combination		0
Grant Bonus	0
ANEEL grant - use of public property	0	894
Amortization of quotas - concession and authorization	0	0
Capitalizations for intangible in service		(894)
Reclassification	0
Intangible assets, ending	0	0
Generation Concession Agreement Concession Authoriztion Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	1,498,544	721,838
Effect of acquisition of control		614,958
Technical goodwill arising from the business combination		204,443
Grant Bonus	0
ANEEL grant - use of public property	0	0
Amortization of quotas - concession and authorization	(44,383)	(42,695)
Capitalizations for intangible in service		0
Reclassification	0
Intangible assets, ending	1,454,161	1,498,544
Generation Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	2,801,702	2,252,615
Effect of acquisition of control		614,958
Technical goodwill arising from the business combination		204,443
Grant Bonus	4,073,915
ANEEL grant - use of public property	205,201	894
Amortization of quotas - concession and authorization	(275,063)	(271,208)
Capitalizations for intangible in service		0
Reclassification	(30,674)
Intangible assets, ending	R$ 6,775,081	R$ 2,801,702